VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 66.3%
		Communication Services: 4.4%
44,358	(1),(2)	Alphabet, Inc. - Class A	$123,375,123	1.5
61,340	(1),(2)	Alphabet, Inc. - Class C	171,322,007	2.0
287,191	(2),(3)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	20,057,420	0.2
263,765	(2)	Meta Platforms, Inc.	58,650,785	0.7
			373,405,335	4.4

		Consumer Discretionary: 9.8%
156,299	(1),(2)	Amazon.com, Inc.	509,526,925	6.0
59,400		Dollar General Corp.	13,224,222	0.2
100,133	(1)	McDonald's Corp.	24,760,888	0.3
32,600	(1)	Ross Stores, Inc.	2,948,996	0.0
266,400	(1)	Starbucks Corp.	24,234,408	0.3
2,163,072		Yum! Brands, Inc.	256,388,924	3.0
			831,084,363	9.8

		Consumer Staples: 1.6%
3,185,027		Keurig Dr Pepper, Inc.	120,712,523	1.4
106,567	(1)	Walmart, Inc.	15,869,958	0.2
			136,582,481	1.6

		Financials: 5.7%
54,200		CME Group, Inc.	12,892,012	0.2
907,183		Intercontinental Exchange, Inc.	119,857,018	1.4
977,436		Marsh & McLennan Cos., Inc.	166,574,643	2.0
970,113		PNC Financial Services Group, Inc.	178,937,343	2.1
			478,261,016	5.7

		Health Care: 16.7%
99,900	(1)	Abbott Laboratories	11,824,164	0.1
979,555		Alcon, Inc.	77,606,158	0.9
856,241	(2),(3)	Avantor, Inc.	28,958,071	0.3
100,200		Baxter International, Inc.	7,769,508	0.1
718,523	(1)	Becton Dickinson & Co.	191,127,118	2.3
168,184	(2)	Catalent, Inc.	18,651,606	0.2
23,225		Cooper Cos., Inc.	9,698,528	0.1
752,191		Danaher Corp.	220,640,186	2.6
645,609	(2)	Hologic, Inc.	49,595,683	0.6
262,561		Humana, Inc.	114,258,670	1.4
230,100	(1)	Medtronic PLC	25,529,595	0.3
1,134,028	(3)	PerkinElmer, Inc.	197,842,525	2.3
39,064		Teleflex, Inc.	13,861,079	0.2
480,507		Thermo Fisher Scientific, Inc.	283,811,460	3.4
307,219		UnitedHealth Group, Inc.	156,672,473	1.9
			1,407,846,824	16.7

		Industrials: 9.4%
1,797,151	(2),(3)	Aurora Innovation, Inc.	10,046,074	0.1
1,251,142	(2),(4)	Aurora Innovation, Inc. Lockup Shares	6,784,067	0.1
1,606,224		Fortive Corp.	97,867,228	1.2
3,513,727	(1)	General Electric Co.	321,506,021	3.8
2,028,806		Ingersoll Rand, Inc.	102,150,382	1.2
42,868		Otis Worldwide Corp.	3,298,693	0.0
37,500		Republic Services, Inc.	4,968,750	0.1
183,175		Roper Technologies, Inc.	86,500,730	1.0
293,249	(3)	TransUnion	30,304,352	0.4
930,024		Waste Connections, Inc.	129,924,353	1.5
			793,350,650	9.4

		Information Technology: 15.2%
1,144,637		Apple, Inc.	199,865,067	2.4
37,100		Mastercard, Inc. - Class A	13,258,798	0.2
1,891,511		Microsoft Corp.	583,171,756	6.9
252,200		Nvidia Corp.	68,815,292	0.8
7,991		NXP Semiconductor NV - NXPI - US	1,478,974	0.0
530,264	(2)	Salesforce.com, Inc.	112,585,652	1.3
1,271,061	(3)	TE Connectivity Ltd.	166,483,570	2.0
104,379	(2)	Teledyne Technologies, Inc.	49,332,647	0.6
397,800	(3)	Visa, Inc. - Class A	88,220,106	1.0
			1,283,211,862	15.2

		Materials: 0.5%
127,623		Linde PLC	40,766,615	0.5

		Utilities: 3.0%
1,037,618	(1)	Ameren Corp.	97,287,063	1.1
60,900		American Electric Power Co., Inc.	6,075,993	0.1
718,085		CMS Energy Corp.	50,222,865	0.6
151,499		Constellation Energy Corp.	8,521,819	0.1
454,500	(3)	Exelon Corp.	21,647,835	0.2
1,050,660	(1)	Public Service Enterprise Group, Inc.	73,546,200	0.9
			257,301,775	3.0

	Total Common Stock
	(Cost $4,743,549,331)		5,601,810,921	66.3

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.4%
413,251	(2),(4),(5)	Waymo LLC., Series A-2	37,904,208	0.4

		Financials: 0.0%
23,000	(2),(3),(6)	Charles Schwab Corp. - Series D	582,130	0.0

		Utilities: 0.6%
728,977	(2),(3),(6)	CMS Energy Corp.	18,734,709	0.2
580,499	(2),(3),(6)	CMS Energy Corp.	14,982,679	0.2
235,962	(2),(6),(7)	NiSource, Inc. - Series B	6,335,580	0.1
392,025	(2),(6),(7)	SCE Trust IV	9,110,661	0.1
			49,163,629	0.6

	Total Preferred Stock
	(Cost $84,496,281)		87,649,967	1.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.5%
		Communications: 1.7%
9,330,000	(3),(8)	Altice France Holding SA, 10.500%, 05/15/2027	9,775,041	0.1
45,000	(8)	Arches Buyer, Inc., 4.250%, 06/01/2028	42,034	0.0
8,415,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,420,301	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
45,653,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	$45,260,841	0.6
44,545,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	44,669,726	0.5
2,125,000	(3),(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,158,511	0.0
600,000		Lamar Media Corp., 3.625%, 01/15/2031	551,829	0.0
3,610,000		Lamar Media Corp., 3.750%, 02/15/2028	3,432,749	0.1
7,450,000	(3),(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	7,110,429	0.1
12,390,000	(3),(8)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	12,381,451	0.2
205,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	187,389	0.0
860,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	776,150	0.0
975,000	(3),(8)	T-Mobile USA, Inc., 3.375%, 04/15/2029	928,688	0.0
2,825,000	(3)	T-Mobile USA, Inc., 3.500%, 04/15/2031	2,662,676	0.0
435,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	442,569	0.0
2,605,000	(8)	Twitter, Inc., 5.000%, 03/01/2030	2,596,390	0.0
			141,396,774	1.7

		Consumer, Cyclical: 3.0%
13,970,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	13,782,872	0.2
16,455,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	16,323,113	0.2
5,665,000	(3),(8)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	5,824,300	0.1
10,835,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	11,037,289	0.1
3,708,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,820,389	0.0
2,719,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 05/15/2025	2,818,991	0.0
11,970,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	12,435,035	0.2
12,595,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	12,678,084	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,075,919	0.1
1,030,000	(8)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	936,461	0.0
540,000	(3),(8)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	510,721	0.0
615,000	(3),(8)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	630,006	0.0
250,000	(3)	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	252,128	0.0
445,000	(8)	IRB Holding Corp., 6.750%, 02/15/2026	453,275	0.0
34,245,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	34,814,494	0.4
9,459,000	(3),(8)	Life Time, Inc., 5.750%, 01/15/2026	9,462,736	0.1
595,000	(8)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	598,414	0.0
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,152,269	0.0
7,550,000	(3),(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	7,880,313	0.1
34,751,000	(3),(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	34,792,701	0.4
21,402,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	21,402,856	0.3
11,039,000	(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	11,539,343	0.1
2,265,491		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,274,818	0.0
1,348,107		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,358,985	0.0
305,597		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	294,953	0.0
1,740,322		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,664,980	0.0
2,409,000		Yum! Brands, Inc., 3.625%, 03/15/2031	2,200,471	0.0
8,160,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,231,318	0.1
1,805,000		Yum! Brands, Inc., 4.625%, 01/31/2032	1,749,036	0.0
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,136,938	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	13,229,749	0.2
4,666,000		Yum! Brands, Inc., 5.375%, 04/01/2032	4,683,498	0.1
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	6,579,430	0.1
2,355,000	(3),(8)	Yum! Brands, Inc., 7.750%, 04/01/2025	2,446,256	0.0
			258,072,141	3.0

		Consumer, Non-cyclical: 0.7%
1,115,000	(3),(8)	Avantor Funding, Inc., 3.875%, 11/01/2029	1,049,583	0.0
11,430,000	(3),(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	11,318,958	0.2
3,051,000	(8)	Catalent Pharma Solutions, Inc., 3.125%, 02/15/2029	2,779,202	0.1
1,605,000	(3),(8)	Catalent Pharma Solutions, Inc., 3.500%, 04/01/2030	1,467,829	0.0
875,000	(3),(8)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	886,314	0.0
2,100,000	(8)	CoreLogic, Inc., 4.500%, 05/01/2028	1,984,300	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,240,000	(3),(8)	Gartner, Inc., 3.625%, 06/15/2029	$1,164,224	0.0
1,510,000	(8)	Gartner, Inc., 3.750%, 10/01/2030	1,419,891	0.0
770,000	(8)	Gartner, Inc., 4.500%, 07/01/2028	767,998	0.0
10,734,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	10,817,671	0.1
1,115,000	(8)	Hologic, Inc., 3.250%, 02/15/2029	1,042,564	0.0
2,355,000	(3),(8)	IQVIA, Inc., 5.000%, 05/15/2027	2,383,872	0.0
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,292,155	0.0
6,760,000	(3),(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	7,108,816	0.1
700,000	(8)	Teleflex, Inc., 4.250%, 06/01/2028	682,944	0.0
6,015,000		Teleflex, Inc., 4.625%, 11/15/2027	6,104,473	0.1
2,700,000	(3),(8)	Tenet Healthcare Corp., 4.625%, 09/01/2024	2,722,950	0.1
			55,993,744	0.7

		Financial: 1.2%
12,600,000	(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	12,609,198	0.2
2,230,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	2,149,352	0.0
2,625,000	(3),(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	2,528,439	0.0
4,275,000	(3),(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	4,230,967	0.1
3,510,000	(3),(8)	AmWINS Group, Inc., 4.875%, 06/30/2029	3,374,163	0.1
2,790,000	(3),(8)	HUB International Ltd., 5.625%, 12/01/2029	2,669,737	0.0
44,850,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	45,424,977	0.5
480,000	(3),(8)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	454,200	0.0
1,285,000	(3)	SBA Communications Corp., 3.125%, 02/01/2029	1,170,571	0.0
4,745,000		SBA Communications Corp., 3.875%, 02/15/2027	4,634,489	0.1
2,214,000	(7)	State Street Corp., 4.423%, 12/31/2199	2,224,352	0.0
18,125,000	(3),(8)	USI, Inc./NY, 6.875%, 05/01/2025	18,215,444	0.2
			99,685,889	1.2

		Industrial: 0.7%
23,480,000	(3),(7)	General Electric Co., 4.156%, 12/31/2199	22,599,500	0.3
3,185,000		Howmet Aerospace, Inc., 3.000%, 01/15/2029	2,912,667	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,502,470	0.0
2,540,000	(8)	Sensata Technologies BV, 4.000%, 04/15/2029	2,422,423	0.0
4,220,000	(3),(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,351,706	0.1
5,100,000	(3),(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,178,617	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,481,544	0.0
1,240,000	(3),(8)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,148,928	0.0
3,230,000	(8)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	3,198,443	0.1
655,000		TransDigm UK Holdings PLC, 6.875%, 05/15/2026	667,841	0.0
2,100,000		TransDigm, Inc., 5.500%, 11/15/2027	2,086,865	0.0
2,100,000	(8)	TransDigm, Inc., 6.250%, 03/15/2026	2,158,527	0.0
940,000		TransDigm, Inc., 6.375%, 06/15/2026	949,682	0.0
5,885,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	6,001,523	0.1
			56,660,736	0.7

		Technology: 0.1%
2,100,000	(3),(8)	Black Knight InfoServ LLC, 3.625%, 09/01/2028	1,992,627	0.0
1,520,000	(8)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,468,920	0.0
4,176,000	(8)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	3,988,832	0.1
1,280,000	(3),(8)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,206,918	0.0
195,000	(3),(8)	MSCI, Inc., 3.250%, 08/15/2033	175,683	0.0
3,025,000	(8)	MSCI, Inc., 3.625%, 09/01/2030	2,841,988	0.0
430,000	(3),(8)	MSCI, Inc., 3.625%, 11/01/2031	405,410	0.0
40,000	(8)	MSCI, Inc., 3.875%, 02/15/2031	38,008	0.0
1,250,000	(3),(8)	MSCI, Inc., 4.000%, 11/15/2029	1,216,288	0.0
200,000	(3)	Twilio, Inc., 3.625%, 03/15/2029	188,767	0.0
			13,523,441	0.1

		Utilities: 0.1%
9,465,000	(3),(7)	NiSource, Inc., 5.650%, 12/31/2199	9,323,025	0.1

	Total Corporate Bonds/Notes
	(Cost $628,182,602)		634,655,750	7.5

U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury Notes: 6.4%
255,231,500		1.500%,01/31/2027	243,945,482	2.9
302,052,700		1.875%,02/28/2027	294,005,829	3.5

	Total U.S. Treasury Obligations
	(Cost $545,697,957)		537,951,311	6.4

BANK LOANS: 13.5%
		Aerospace & Defense: 0.2%
16,875,000		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	17,470,890	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Basic Materials: 0.0%
1,897,345	HB Fuller Co. 1st Lien Term Loan B, 2.449%, (US0001M + 2.000%), 10/20/2024	$1,893,448	0.0

	Business Equipment & Services: 0.4%
32,199,300	Ascend Learning, LLC 2021 Term Loan, 4.000%, (US0001M + 3.500%), 12/11/2028	31,857,182	0.4
2,802,975	Polaris Newco LLC USD Term Loan B, 4.500%, (US0001M + 4.000%), 06/02/2028	2,786,508	0.0
		34,643,690	0.4

	Communications: 0.0%
3,682,534	Mega Broadband Investments TL B 1L, 3.750%, (US0001M + 3.000%), 11/12/2027	3,641,105	0.0

	Consumer, Cyclical: 1.3%
350,000	Cedar Fair L.P., 2.635%, (US0003M + 1.750%), 04/13/2024	346,938	0.0
37,950,000	Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	37,755,506	0.5
5,117,724	Four Seasons Hotels Ltd. - TL B 1L, 3.006%, (US0003M + 2.000%), 11/30/2023	5,109,499	0.1
10,841,724	Insprire Brands TL B 1L, 3.750%, (US0001M + 2.750%), 02/05/2025	10,760,411	0.1
3,731,830	Life Time, Inc. - TL B 1L, 5.750%, (US0001M + 4.750%), 12/22/2024	3,726,001	0.0
41,685,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	43,430,559	0.5
8,258,605	SeaWorld Parks & Entertainment, Inc. TL B 1L, 3.500%, (US0001M + 3.000%), 08/25/2028	8,183,766	0.1
3,291,750	WellPet - TL B 1L, 4.678%, (US0003M + 3.750%), 12/21/2027	3,271,177	0.0
		112,583,857	1.3

	Consumer, Non-cyclical: 1.6%
22,559,117	ADMI Corp., 4.250%, (US0001M + 3.500%), 12/23/2027	22,330,706	0.3
704,951	Avantor Funding, Inc. TL B4 1L, 2.500%, (US0001M + 2.000%), 11/21/2024	701,867	0.0
1,040,000	CoreLogic, Inc. TL 2L, 7.000%, (US0001M + 6.500%), 04/13/2029	1,030,900	0.0
17,691,100	CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/2028	17,452,270	0.2
1,666,562	Eyecare Partners LLC TL 1L, 4.197%, (US0001M + 3.750%), 02/20/2027	1,648,508	0.0
1,500,000	Eyecare Partners LLC TL 1L, 6.000%, (US0001M + 3.750%), 11/15/2028	1,486,250	0.0
30,162,534	Heartland Dental LLC - TL 1L, 4.059%, (US0003M + 3.750%), 04/30/2025	29,873,486	0.4
20,615,592	Loire Finco Luxembourg Sarl - TL B 1L, 3.707%, (US0003M + 3.250%), 01/24/2027	20,151,741	0.3
2,486,213	Pacific Dental Services TL B 1L, 4.000%, (US0001M + 3.500%), 04/20/2028	2,460,833	0.0
2,139,206	Pathway Vet Alliance LLC TL B 1L, 4.207%, (US0001M + 3.750%), 03/31/2027	2,121,825	0.0
7,922,346	PetVet Care Centers LLC, 3.627%, (US0003M + 3.250%), 02/14/2025	7,814,404	0.1
655,000	PetVet Care Centers LLC 2021 2L, 6.355%, (US0001M + 6.250%), 02/13/2026	652,817	0.0
2,103,895	PetVet Care Centers LLC TL 1L, 3.207%, (US0003M + 2.750%), 02/14/2025	2,075,230	0.0
23,235,715	Sunshine Luxembourg VII Sarl - TL B 1L, 4.756%, (US0003M + 4.250%), 07/17/2026	23,112,287	0.3
		132,913,124	1.6

	Electronics/Electrical: 1.4%
114,394,779	Ultimate Software Group Inc (The) 2021 Term Loan, 3.750%, (US0003M + 3.250%), 05/04/2026	113,792,147	1.4

	Financial: 3.8%
4,298,400	Acrisure, LLC 2021 Incremental Term Loan B, 4.250%, (US0001M + 3.750%), 02/15/2027	4,276,908	0.1
20,887,000	Alliant Holdings Intermediate, LLC Term Loan B 1L, 3.707%, (US0003M + 3.000%), 05/09/2025	20,680,741	0.2
27,979,782	Howden Group Holdings Ltd. - TL B 1L, 4.000%, (US0001M + 3.250%), 11/12/2027	27,734,959	0.3
82,675,782	HUB International Ltd. - TL B3 1L, 4.001%, (US0003M + 3.250%), 04/25/2025	82,252,069	1.0
128,344,021	HUB International Ltd. TL B 1L, 3.267%, (US0001M + 3.000%), 04/25/2025	127,053,265	1.5
6,636,332	Ryan Specialty Group, LLC TL B 1L, 3.750%, (US0001M + 3.250%), 07/23/2027	6,603,151	0.1
51,985,598	USI Inc/NY - TL B 1L, 4.006%, (US0003M + 3.000%), 05/16/2024	51,737,366	0.6
		320,338,459	3.8

	Food Products: 0.1%
11,544,102	IRB Holding Corp 2022 Term Loan B, 3.750%, (SOFRRATE + 3.000%), 12/15/2027	11,435,876	0.1

	Health Care: 1.1%
9,900,000	ADMI Corp. 2021 Term Loan B2, 3.875%, (US0001M + 3.375%), 12/23/2027	9,746,342	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Health Care: (continued)
2,803,813		Heartland Dental, LLC 2021 Incremental Term Loan, 4.447%, (US0001M + 4.000%), 04/30/2025	$2,788,919	0.0
65,290,000		Medline Borrower, LP USD Term Loan B, 3.750%, (US0001M + 3.250%), 10/23/2028	64,677,710	0.8
12,415,911		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	12,356,414	0.2
3,874,824		Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	3,855,450	0.0
2,455,000		Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 3.800%, (SOFRRATE + 3.750%), 07/24/2026	2,436,588	0.0
			95,861,423	1.1

		Industrial: 0.6%
EUR 9,341,374		Filtration Group - TL B 1L, 3.500%, (US0003M + 3.000%), 03/29/2025	10,204,776	0.1
5,386,434		Filtration Group Corp. 2018 1st Lien Term Loan, 3.209%, (US0003M + 3.000%), 03/31/2025	5,315,737	0.1
27,464,405		TK Elevator US NewCo, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 07/30/2027	27,265,288	0.3
3,265,000		Welbilt, Inc. 2018 Term Loan B 1L, 2.957%, (US0003M + 2.500%), 10/23/2025	3,245,955	0.1
			46,031,756	0.6

		Industrial Equipment: 0.1%
7,942,900		Filtration Group Corporation 2021 Incremental Term Loan, 4.000%, (US0001M + 3.500%), 10/21/2028	7,878,364	0.1

		Insurance: 0.8%
31,130,695		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 4.000%, (US0001M + 3.500%), 11/06/2027	30,972,270	0.4
9,329,856		Alliant Holdings Intermediate, LLC Term Loan B, 3.707%, (US0001M + 3.250%), 05/09/2025	9,238,498	0.1
1,738,908		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	1,734,018	0.0
26,857,326		USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	26,700,668	0.3
			68,645,454	0.8

		Lodging & Casinos: 0.1%
4,673,169		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/2027	4,604,165	0.1

		Technology: 2.0%
21,455,870		Applied Systems, Inc. 2017 1st Lien Term Loan, 4.006%, (US0003M + 3.250%), 09/19/2024	21,344,750	0.2
4,575,000		Ascend Learning LLC TL B 2L, 6.250%, (US0001M + 3.500%), 11/18/2029	4,548,314	0.1
31,550,000		Athenahealth, Inc. 2022 Term Loan, 4.000%, (SOFRRATE + 3.500%), 01/27/2029	31,283,781	0.4
17,503,438		Clarivate / Camelot Finance SA TL B 1L, 4.000%, (US0003M + 3.000%), 10/31/2026	17,367,786	0.2
24,986,070		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	24,723,717	0.3
13,321,399		Entegris, Inc. 2022 Term Loan B, 3.290%, (SOFRRATE + 3.000%), 03/02/2029	13,296,421	0.2
2,904,598		Project Boost Purchaser LLC, 4.000%, (US0001M + 3.500%), 05/30/2026	2,879,182	0.0
31,358,909		RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/2028	31,053,159	0.4
1,125,000		RealPage, Inc. Term Loan B 2L, 7.250%, (US0003M + 3.250%), 02/17/2029	1,132,031	0.0
5,273,500		Sophia L.P. TL B 1L, 4.000%, (US0001M + 3.500%), 10/07/2027	5,227,357	0.1
2,273,333		Sophia LP 2022 TL 1L, 4.540%, (SOFRRATE + 4.250%), 10/07/2027	2,256,283	0.0
1,596,000		Storable, Inc. 2021 TL B 1L, 3.750%, (US0001M + 3.250%), 04/17/2028	1,579,043	0.0
5,385,000		UKG, Inc. TL 2L, 5.750%, (US0001M + 6.750%), 05/03/2027	5,362,561	0.1
2,803,125		Ultimate Software Group, Inc. - TL 1L, 4.756%, (US0003M + 3.750%), 05/04/2026	2,797,286	0.0
			164,851,671	2.0

	Total Bank Loans
	(Cost $1,136,302,417)		1,136,585,429	13.5

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
7,846,080	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	7,810,297	0.1
7,343,325	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,408,440	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,635,800	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	$3,497,771	0.0

	Total Asset-Backed Securities
	(Cost $18,742,143)		18,716,508	0.2

CONVERTIBLE BONDS/NOTES: 0.2%
		Communications: 0.2%
4,300,000	(3)	Shopify, Inc., 0.125%, 11/01/2025	4,082,850	0.0
6,452,000	(8),(9)	Snap, Inc., 3.080%, 05/01/2027	5,529,364	0.1
7,236,000	(9)	Spotify USA, Inc., 3.970%, 03/15/2026	6,202,200	0.1

	Total Convertible Bonds/Notes
	(Cost $15,938,901)		15,814,414	0.2

	Total Long-Term Investments
	(Cost $7,172,909,632)		8,033,184,300	95.1

SHORT-TERM INVESTMENTS: 6.9%
		Commercial Paper: 0.1%
250,000	(10)	Atlantic Asset Securitization LLC, 0.270%, 04/12/2022	249,970	0.0
725,000	(10)	Bank of Montreal, 0.220%, 04/18/2022	724,862	0.0
600,000	(10)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	598,990	0.0
725,000	(10)	Credit Suisse AG, 0.330%, 06/09/2022	723,891	0.0
575,000	(10)	DBS Bank Ltd., 0.310%, 06/01/2022	574,318	0.0
700,000	(10)	DNB Bank ASA, 0.220%, 05/03/2022	699,800	0.0
4,459,000	(10)	Exxon Mobile Corporation, 0.290%, 04/01/2022	4,458,964	0.1
700,000	(10)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	699,648	0.0
400,000	(10)	LMA-Americas LLC, 0.270%, 05/04/2022	399,763	0.0
725,000	(10)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	724,865	0.0
275,000	(10)	Old Line Funding LLC, 0.250%, 04/27/2022	274,885	0.0
750,000	(10)	Santander UK PLC, 0.230%, 04/08/2022	749,944	0.0
500,000	(10)	Santander UK PLC, 0.290%, 05/03/2022	499,777	0.0
800,000	(10)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,973	0.0
675,000	(10)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	674,951	0.0

	Total Commercial Paper
	(Cost $12,854,601)		12,854,601	0.1

		Floating Rate Notes: 0.1%
600,000	(10)	ANZ Bank, 0.380%, 07/13/2022	599,725	0.0
750,000	(10)	Bank of America N.A., 0.380%, 07/06/2022	750,000	0.1
475,000	(10)	Bank of Nova Scotia, 0.410%, 07/12/2022	474,720	0.0
625,000	(10)	Cooperatieve Rabobank U.A./New York, 0.420%, 06/21/2022	624,762	0.0
725,000	(10)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	724,561	0.0
725,000	(10)	Credit Industriel et Commercial, 0.390%, 07/05/2022	724,591	0.0
350,000	(10)	Credit Industriel et Commercial, 0.410%, 07/07/2022	349,804	0.0
725,000	(10)	Natixis SA, 0.390%, 07/11/2022	724,635	0.0
750,000	(10)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	749,568	0.0
400,000	(10)	Sumitomo Mitsui Trust Bank Ltd., 0.490%, 06/24/2022	399,908	0.0
725,000	(10)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	724,540	0.0

	Total Floating Rate Notes
	(Cost $6,846,814)		6,846,814	0.1

		Repurchase Agreements: 1.1%
2,900,254	(10)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,900,280, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,987,262, due 04/01/23-03/01/52)	2,900,254	0.0
21,221,160	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $21,221,329, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $21,645,583, due 04/25/22-12/20/71)	21,221,160	0.2
5,423,929	(10)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $5,423,972, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,532,408, due 04/05/22-03/01/52)	5,423,929	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
10,736,631	(10)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $10,736,728, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $10,951,493, due 04/19/22-02/15/52)	$10,736,631	0.1
24,280,757	(10)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $24,280,963, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $24,766,372, due 06/15/22-01/20/52)	24,280,757	0.3
4,720,938	(10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $4,720,974, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $4,815,357, due 03/23/23-02/28/27)	4,720,938	0.1
6,401,557	(10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $6,401,615, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $6,529,648, due 05/01/22-02/20/72)	6,401,557	0.1
13,550,327	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $13,550,450, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,821,342, due 01/15/25-02/15/51)	13,550,327	0.2
3,460,123	(10)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $3,460,156, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,633,130, due 04/15/22-02/20/72)	3,460,123	0.0

	Total Repurchase Agreements
	(Cost $92,695,676)		$92,695,676	1.1

		Certificates of Deposit: 0.1%
650,000	(10)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	649,988	0.0
425,000	(10)	Commonwealth Bank of Australia, 0.130%, 04/08/2022	424,983	0.0
750,000	(10)	Credit Industriel et Commercial, 0.320%, 06/07/2022	749,506	0.0
325,000	(10)	Norinchukin Bank of New York, 0.220%, 04/12/2022	324,987	0.0
2,410,000	(10)	Sumitomo Mitsui Trust Bank Ltd., 0.300%, 04/01/2022	2,410,000	0.1
325,000	(10)	Toronto-Dominion Bank, 0.280%, 05/10/2022	324,926	0.0

	Total Certificates of Deposit
	(Cost $4,884,390)		4,884,390	0.1

		Time Deposits: 0.4%
1,820,000	(10)	ANZ Bank, 0.310%, 04/01/2022	1,820,000	0.0
4,530,000	(10)	Barclays Bank PLC, 0.340%, 04/01/2022	4,530,000	0.1
4,270,000	(10)	BNP Paribas, 0.310%, 04/01/2022	4,270,000	0.1
1,090,000	(10)	CIBC, 0.300%, 04/01/2022	1,090,000	0.0
3,160,000	(10)	Cooperatieve Rabobank U.A./New York, 0.300%, 04/01/2022	3,160,000	0.0
1,550,000	(10)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,550,000	0.0
4,510,000	(10)	Mizuho Bank Ltd., 0.320%, 04/01/2022	4,510,000	0.1
4,140,000	(10)	Royal Bank of Canada, 0.300%, 04/01/2022	4,140,000	0.1
2,510,000	(10)	Skandinaviska Enskilda Banken AB, 0.300%, 04/01/2022	2,510,000	0.0
3,750,000	(10)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	3,750,000	0.0

	Total Time Deposits
	(Cost $31,330,000)		31,330,000	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.1%
3,814,000	(10),(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	3,814,000	0.1
3,814,000	(10),(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	3,814,000	0.0
2,715,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	2,715,000	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
425,083,585	(11)	T. Rowe Price Government Reserve Fund, 0.290%	$425,083,585	5.0
	Total Mutual Funds
	(Cost $435,426,585)		435,426,585	5.1

	Total Short-Term Investments
	(Cost $584,038,066)		584,038,066	6.9

	Total Investments in Securities (Cost $7,756,947,698)		$8,617,222,366	102.0
	Liabilities in Excess of Other Assets		(166,402,793)	(2.0)
	Net Assets		$8,450,819,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at March 31, 2022.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $44,688,275 or 0.5% of net assets. Please refer to the table below for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2022.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$373,405,335	$–	$–	$373,405,335
Consumer Discretionary	831,084,363	–	–	831,084,363
Consumer Staples	136,582,481	–	–	136,582,481
Financials	478,261,016	–	–	478,261,016
Health Care	$1,330,240,666	$77,606,158	$–	$1,407,846,824
Industrials	786,566,583	6,784,067	–	793,350,650
Information Technology	1,283,211,862	–	–	1,283,211,862
Materials	40,766,615	–	–	40,766,615
Utilities	257,301,775	–	–	257,301,775
Total Common Stock	5,517,420,696	84,390,225	–	5,601,810,921
Preferred Stock	49,745,759	–	37,904,208	87,649,967
Corporate Bonds/Notes	–	634,655,750	–	634,655,750
Bank Loans	–	1,136,585,429	–	1,136,585,429
Asset-Backed Securities	–	18,716,508	–	18,716,508
Convertible Bonds/Notes	–	15,814,414	–	15,814,414
U.S. Treasury Obligations	–	537,951,311	–	537,951,311
Short-Term Investments	435,426,585	148,611,481	–	584,038,066
Total Investments, at fair value	$6,002,593,040	$2,576,725,118	$37,904,208	$8,617,222,366
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(50,223,031)	$–	$(50,223,031)
Total Liabilities	$–	$(50,223,031)	$–	$(50,223,031)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc. Lockup Shares	3/1/2019	$5,325,552	$6,784,067
Waymo LLC., Series A-2	5/8/2020	35,484,706	37,904,208
		$40,810,258	$44,688,275

At March 31, 2022, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	135.000	229	USD	2,699,683	$189,088	$(101,562)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	135.000	104	USD	1,226,057	98,798	(46,124)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	145.000	229	USD	2,699,683	120,147	(53,326)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	145.000	104	USD	1,226,057	68,851	(24,218)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	150.000	104	USD	1,226,057	55,698	(17,385)
Abbott Laboratories	Goldman Sachs & Co.	Call	01/20/23	USD	150.000	229	USD	2,699,683	91,415	(38,280)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	3,059,485	$264,995	$(947,453)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	3,059,485	202,857	(947,453)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	3,059,485	195,805	(927,194)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	3,059,485	255,626	(927,194)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	3,059,485	243,231	(906,934)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	3,059,485	188,429	(906,934)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	3,059,485	154,800	(807,293)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	3,059,485	205,990	(807,293)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,450.000	5	USD	1,390,675	133,735	(221,955)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,500.000	5	USD	1,390,675	123,235	(203,401)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,550.000	5	USD	1,390,675	113,610	(185,812)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,600.000	5	USD	1,390,675	104,610	(168,958)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,200.000	20	USD	5,562,700	361,940	(287,693)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,300.000	20	USD	5,562,700	309,940	(235,070)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,400.000	20	USD	5,562,700	260,940	(191,259)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,500.000	20	USD	5,562,700	221,940	(155,175)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	3,072,289	233,307	(917,028)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	3,072,289	177,977	(917,028)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	3,072,289	223,887	(895,597)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	3,072,289	169,481	(895,597)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	3,072,289	137,570	(789,395)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	3,072,289	182,976	(789,395)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,550.000	7	USD	1,955,093	154,672	(223,340)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,600.000	8	USD	2,234,392	161,544	(225,252)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,650.000	8	USD	2,234,392	147,120	(196,969)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	4,500.000	11	USD	3,585,945	314,360	(69,207)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	4,600.000	11	USD	3,585,945	287,609	(59,340)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	4,700.000	11	USD	3,585,945	263,240	(50,566)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	4,800.000	11	USD	3,585,945	240,834	(43,709)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	4,900.000	11	USD	3,585,945	220,353	(37,532)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	5,000.000	11	USD	3,585,945	$201,633	$(32,399)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/20/23	USD	5,100.000	11	USD	3,585,945	184,617	(28,044)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	3,600.000	15	USD	4,889,925	351,211	(377,267)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	3,700.000	15	USD	4,889,925	303,894	(326,268)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	3,800.000	15	USD	4,889,925	260,805	(281,121)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,000.000	9	USD	2,933,955	306,198	(123,871)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,100.000	10	USD	3,259,950	305,438	(117,579)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,200.000	9	USD	2,933,955	247,703	(90,726)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,300.000	9	USD	2,933,955	223,212	(77,552)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,400.000	9	USD	2,933,955	200,072	(66,029)
Amazon.com, Inc.	Goldman Sachs & Co.	Call	01/20/23	USD	4,500.000	10	USD	3,259,950	199,590	(62,915)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	3,800.000	26	USD	8,475,870	552,630	(487,276)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	3,900.000	25	USD	8,149,875	450,225	(402,251)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	4,000.000	25	USD	8,149,875	389,075	(344,087)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	4,100.000	26	USD	8,475,870	342,966	(305,705)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	4,200.000	26	USD	8,475,870	289,770	(262,097)
Ameren Corporation	Credit Suisse Securities (USA) LLC	Call	06/17/22	USD	100.000	481	USD	4,509,856	18,278	(41,068)
Ameren Corporation	Credit Suisse Securities (USA) LLC	Call	06/17/22	USD	90.000	486	USD	4,556,736	142,204	(274,573)
Ameren Corporation	Credit Suisse Securities (USA) LLC	Call	06/17/22	USD	95.000	481	USD	4,509,856	52,718	(121,359)
American Electric Power	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	100.000	203	USD	2,025,331	49,489	(134,881)
American Electric Power	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	90.000	203	USD	2,025,331	125,903	(262,279)
American Electric Power	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	95.000	203	USD	2,025,331	81,092	(193,121)
Baxter International Inc.	Citigroup Global Markets	Call	01/20/23	USD	87.500	334	USD	2,589,836	212,758	(97,235)
Baxter International Inc.	Citigroup Global Markets	Call	01/20/23	USD	92.500	334	USD	2,589,836	119,238	(62,142)
Baxter International Inc.	Citigroup Global Markets	Call	01/20/23	USD	97.500	334	USD	2,589,836	50,768	(39,988)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	152	USD	4,043,200	373,741	(390,745)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	280.000	156	USD	4,149,600	249,842	(248,286)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/20/23	USD	290.000	156	USD	4,149,600	205,524	(190,629)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	230.000	77	USD	1,831,522	142,219	(218,937)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	240.000	77	USD	1,831,522	109,879	(174,759)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	250.000	77	USD	1,831,522	85,239	(136,672)
Dollar General Corporation	Citigroup Global Markets	Call	01/20/23	USD	220.000	198	USD	4,397,362	376,992	(444,324)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Dollar General Corporation	Citigroup Global Markets	Call	01/20/23	USD	230.000	198	USD	4,397,362	$297,317	$(343,494)
Dollar General Corporation	Citigroup Global Markets	Call	01/20/23	USD	240.000	198	USD	4,397,362	231,898	(260,078)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	55.000	370	USD	2,456,060	203,112	(446,220)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	55.000	350	USD	2,323,300	209,846	(422,100)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	55.000	774	USD	5,137,812	397,186	(933,444)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	55.000	21	USD	139,398	11,298	(25,326)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	60.000	774	USD	5,137,812	225,544	(654,030)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	60.000	370	USD	2,456,060	118,718	(312,650)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	60.000	21	USD	139,398	6,567	(17,745)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	60.000	350	USD	2,323,300	122,125	(295,750)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	65.000	370	USD	2,456,060	64,003	(207,570)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	65.000	350	USD	2,323,300	64,155	(196,700)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	65.000	774	USD	5,137,812	123,732	(434,988)
Exelon Corporation	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	65.000	21	USD	139,398	3,517	(11,781)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	819	USD	7,493,850	672,456	(355,675)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	50	USD	457,500	43,587	(21,714)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	110.000	693	USD	6,340,950	576,929	(300,956)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	115.000	50	USD	457,500	36,057	(16,382)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	115.000	693	USD	6,340,950	471,725	(227,057)
General Electric Company	Wells Fargo Securities, LLC	Call	01/20/23	USD	115.000	819	USD	7,493,850	549,352	(268,340)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	130.000	52	USD	687,024	53,664	(65,959)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	130.000	83	USD	1,096,596	86,071	(105,281)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	135.000	83	USD	1,096,596	69,056	(82,312)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	135.000	52	USD	687,024	42,744	(51,569)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	140.000	52	USD	687,024	33,124	(39,535)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	140.000	83	USD	1,096,596	53,701	(63,104)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	139	USD	3,437,192	180,079	(168,680)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	115	USD	2,843,720	202,839	(139,555)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	107	USD	2,645,896	147,339	(129,847)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260.000	52	USD	1,285,856	93,565	(63,103)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270.000	107	USD	2,645,896	108,819	(91,224)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270.000	139	USD	3,437,192	137,465	(118,506)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270.000	115	USD	2,843,720	155,724	(98,044)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270.000	52	USD	1,285,856	71,989	(44,333)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	280.000	52	USD	1,285,856	$54,804	$(30,711)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	280.000	115	USD	2,843,720	117,443	(67,919)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	105.000	157	USD	1,741,915	184,004	(197,337)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	105.000	177	USD	1,963,815	198,063	(222,476)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	105.000	209	USD	2,318,855	252,263	(262,698)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	110.000	177	USD	1,963,815	156,468	(170,592)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	110.000	209	USD	2,318,855	201,058	(201,433)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	110.000	157	USD	1,741,915	146,324	(151,316)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	115.000	209	USD	2,318,855	158,213	(150,440)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	115.000	177	USD	1,963,815	121,953	(127,406)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	115.000	157	USD	1,741,915	114,924	(113,010)
Medtronic PLC	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	105.000	224	USD	2,485,280	219,708	(281,551)
Medtronic PLC	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	110.000	224	USD	2,485,280	169,709	(215,890)
Medtronic PLC	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	115.000	224	USD	2,485,280	126,430	(161,237)
Meta Platforms Inc.	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	345.000	108	USD	2,401,488	420,530	(12,975)
Meta Platforms Inc.	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	360.000	108	USD	2,401,488	361,867	(9,685)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,884,706	186,181	(288,624)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	108	USD	3,329,748	191,984	(247,392)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,884,706	185,100	(288,625)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	119	USD	3,668,889	241,622	(225,903)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	267	USD	8,231,877	540,843	(506,857)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	108	USD	3,329,748	162,832	(205,021)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,884,706	156,440	(239,191)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,884,706	157,080	(239,191)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	119	USD	3,668,889	207,035	(185,671)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,884,706	131,560	(196,593)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,884,706	132,978	(196,593)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	267	USD	8,231,877	460,113	(416,589)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	108	USD	3,329,748	137,458	(168,508)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	267	USD	8,231,877	$389,903	$(340,008)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	119	USD	3,668,889	176,257	(151,539)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	365.000	264	USD	8,139,384	351,270	(302,103)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	350.000	387	USD	11,931,597	590,949	(603,821)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	355.000	388	USD	11,962,428	538,156	(545,976)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	360.000	387	USD	11,931,597	486,459	(492,821)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	555	USD	17,111,205	1,044,510	(2,109,813)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	556	USD	17,142,036	1,015,812	(2,113,615)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	5,919,552	366,591	(525,852)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	5,919,552	341,299	(525,852)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	5,919,552	310,840	(439,809)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	5,919,552	290,433	(439,809)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	5,919,552	247,482	(364,482)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	5,919,552	262,769	(364,482)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	5,919,552	208,136	(299,570)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	5,919,552	222,390	(299,570)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	85.000	94	USD	723,330	64,108	(35,859)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	85.000	49	USD	377,055	13,901	(18,693)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	90.000	48	USD	369,360	11,025	(7,769)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	90.000	94	USD	723,330	45,308	(23,392)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	95.000	49	USD	377,055	6,804	(12,194)
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	95.000	94	USD	723,330	20,868	(15,214)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	212	USD	3,878,459	282,416	(116,794)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	44	USD	804,963	56,782	(24,240)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	129	USD	2,360,006	167,292	(71,068)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	149	USD	2,725,898	193,697	(82,086)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	129	USD	2,360,006	131,684	(50,443)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	149	USD	2,725,898	153,214	(58,264)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	212	USD	3,878,459	223,582	(82,899)

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	44	USD	804,963	$44,879	$(17,205)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	65.000	439	USD	3,073,000	135,313	(265,130)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	70.000	439	USD	3,073,000	54,879	(114,015)
Public Service Enterprise Group, Inc.	Bank of America N.A.	Call	07/15/22	USD	75.000	439	USD	3,073,000	14,553	(32,167)
Republic Services, Inc.	Citigroup Global Markets	Call	07/15/22	USD	135.000	125	USD	1,656,250	46,706	(58,868)
Republic Services, Inc.	Citigroup Global Markets	Call	07/15/22	USD	140.000	125	USD	1,656,250	33,075	(35,828)
Republic Services, Inc.	Citigroup Global Markets	Call	07/15/22	USD	145.000	125	USD	1,656,250	17,113	(21,880)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	100.000	109	USD	986,014	111,091	(71,480)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	105.000	109	USD	986,014	92,053	(56,679)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	95.000	108	USD	976,968	130,015	(89,863)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	439	USD	3,993,583	400,298	(214,938)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	100.000	449	USD	4,084,553	380,303	(219,834)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	439	USD	3,993,583	310,145	(150,789)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	105.000	449	USD	4,084,553	299,483	(154,223)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	439	USD	3,993,583	449,510	(254,949)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/20/23	USD	97.500	449	USD	4,084,553	420,713	(260,756)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	540.000	292	USD	14,891,124	789,857	(1,094,411)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	560.000	164	USD	8,363,508	431,536	(483,660)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	580.000	164	USD	8,363,508	325,433	(374,006)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	251	USD	3,737,892	257,777	(347,699)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	104	USD	1,548,768	90,376	(144,067)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	155.000	251	USD	3,737,892	168,672	(218,369)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	155.000	104	USD	1,548,768	57,824	(90,480)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	160.000	251	USD	3,737,892	134,787	(169,738)
Walmart, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	160.000	104	USD	1,548,768	44,928	(70,330)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	135.000	101	USD	1,197,153	60,297	(41,211)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	135.000	235	USD	2,785,455	130,484	(95,886)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	235	USD	2,785,455	68,357	(51,452)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	145.000	101	USD	1,197,153	33,027	(22,113)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	235	USD	2,785,455	49,613	(38,031)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/20/23	USD	150.000	101	USD	1,197,153	19,291	(16,345)
									$39,662,148	$(50,223,031)

Currency Abbreviations
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,733,601,559.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$925,314,427
Gross Unrealized Depreciation	(91,708,065)
Net Unrealized Appreciation	$833,606,362